Schedule of deferred income tax expense (recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Income taxes paid (refund) [abstract]
Origination and reversal of temporary differences	$ (13,007)	$ (6,780)
Difference between statutory tax rate and deferred tax rate	172	(7)
Change in temporary difference for which no deferred tax assets are recorded	(5,377)	6,787
Deferred income tax recovery	$ (18,213)	$ 0